Post-employment Benefits - Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2019
Disclosure of defined benefit plans [line items]
Discount rate	7.64%	7.64%	7.64%	9.72%
Mortality table	AT-2000	AT-2000
Turnover	Itaú Experience 2008/2010	Itaú Experience 2008/2010
Growth of the pension fund benefits	4.00%	4.00%
Inflation	4.00%	4.00%
Actuarial method	Projected Unit Credit	Projected Unit Credit
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Future salary growth	4.00%	4.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Future salary growth	7.12%	7.12%